Finance receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Components of finance receivables	The following table lists the components of the finance receivables as of December 31, 2025 and 2024:

Year ended December 31 (€, in millions)	2024	2025
Finance receivables, gross	399.8	626.8
Unearned interest	—	—
Finance receivables, net	399.8	626.8
Current portion of finance receivables, gross	82.6	613.5
Current portion of unearned interest	—	—
Non-current portion of finance receivables, net	317.2	13.3

Finance receivables due for payment	At December 31, 2025, payments of the finance receivables in the next three years and thereafter are:

(€, in millions)	Amount
2026	613.5
2027	13.3
2028 and thereafter	—
Finance receivables, gross	626.8